Commitments and Contingencies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Sep. 16, 2015 USD ($)	Mar. 31, 2016 USD ($) ft²	Mar. 31, 2015 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Rental expense		$ 134,000	$ 169,000
Consulting Service Fee		290,100	$ 339,300
Estimated Base Rent Under Lease		$ 24,700
Lease Expiration Date		Mar. 31, 2018
KLATU Networks, LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Consulting Service Fee	$ 400,000
Minimum Services Fees in Advance Per Month	25,000
KLATU Networks, LLC [Member] | First Installment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Consulting Service Fee	$ 200,000
Irvine, California Facility [Member]
Property Subject to or Available for Operating Lease [Line Items]
Land Subject to Ground Leases | ft²		27,600